Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
4. Fair Value Measurements
The following table sets forth the Company’s financial instruments that were measured at fair value by level within the fair value hierarchy on a recurring basis as of the dates indicated (in thousands):

			As of December 31, 2020
	Balance Sheet Location	Total	Level 1	Level 2	Level 3
Financial Assets:
Money market funds	Cash and cash equivalents	$6,413	$6,413	$—	$—
Embedded derivative	Long-term debt	5,680	—	—	5,680

Total financial assets		$12,093	$6,413	$—	$5,680

Financial Liability:
Convertible security	Deferred acquisition costs, current	$46,500	$—	$—	$46,500

			As of September 30, 2021
	Balance Sheet Location	Total	Level 1	Level 2	Level 3
Financial Assets:
Money market funds	Cash and cash equivalents	$820,594	$820,594	$—	$—
Marketable equity securities	Prepaid expenses and other current assets	5,165	5,165

Total financial assets		$825,759	$825,759	$—	$—

Financial Liability:
Convertible security	Deferred acquisition costs, current	$25,000	$25,000	$—	$—
Convertible Security
In November 2020, the Company issued a convertible security as part of the consideration exchanged for certain mobile game Apps acquired from an independent foreign-based mobile game developer (the “Seller”). The Company elected to account for the convertible security using the fair value option. Under the fair value option, the financial liability is initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The fair value of the convertible security was determined using the probability-
weighted expected return method (“PWERM”). This valuation methodology is based on unobservable estimates and judgements, and therefore is classified as a Level 3 fair value measurement. The significant unobservable input used in the fair value measurement of the convertible security is the expected timing of occurrence of an IPO and a discount for lack of marketability derived based on the remaining term of the lock up period related to the Company’s Class A common stock into which the convertible security is convertible. Fair value measurements are highly sensitive to changes in this input and significant changes in this input would result in a significantly higher or lower fair value. For the three and nine months ended September 30, 2021, the Company recorded a total loss of $1.0 million and $3.5 million, respectively, in other income (expense), net in the Company’s condensed consolidated statements of operations due to the change in fair value of the convertible security. The convertible security is recorded in deferred acquisition costs, current, in the Company’s condensed consolidated balance sheets. In August 2021, the Seller elected to convert 50% of the convertible security with a stated value of $20.0 million into 405,205 shares of the Company’s Class A common stock at a conversion price of $49.4 per share. The lock-up
period to which the Class A common stock was subject expired during the three-month period ended September 30, 2021. As such, the fair value of the related convertible security was transferred from Level 3 to Level 1.
Embedded Derivative
Loans issued under Company’s credit agreement with the lenders party thereto and Bank of America, N.A., as administrative agent for the lenders (the “Credit Agreement”), contain certain interest adjustment features which were determined to be an embedded derivative requiring bifurcation and separate accounting as the features are not clearly and closely related to the host debt instrument. The embedded derivative was initially valued and remeasured using the
“with-and-without”
method. The
“with-and-without”
methodology involves valuing the whole instrument with and without the embedded derivative using a discounted cash flow approach. The difference of the estimated fair value between the instrument with the embedded derivative and the instrument without the embedded derivative is the fair value of the embedded derivative. This valuation methodology is based on unobservable estimates and judgements, and therefore is classified as a Level 3 fair value measurement. The significant unobservable input used in the fair value measurement of the embedded derivative is the expected timing of occurrence of an IPO. Fair value measurements are highly sensitive to changes in these inputs and significant changes in these inputs would result in a significantly higher or lower fair value. The initial fair value of the embedded derivative was determined to be nominal for term loans issued prior to 2021 and $5.6 million for the term loans issued in February 2021, which was accounted for as a reduction to the carrying amount of the term loans. After the effectiveness of the IPO Registration Statement, the applicable margins for both the Term Loans and the Revolving Credit Loans were reduced by 0.25% on April 16, 2021 in accordance with the pre-existing terms
of the Credit Agreement. As a result, the embedded derivative for the contingent interest adjustment feature related to the term loans was settled. The Company remeasured the embedded derivative to its fair value of $17.8 million on the settlement date, and then reclassified it to the carrying amount of the term loans. For the three and nine months ended September 30, 2021, the Company recorded a total gain of nil and $7.6 million, respectively, in other income (expense), net in the Company’s condensed consolidated statements of operations due to the change in fair value of the embedded derivative. There was no gain or loss related to the change in fair value of the embedded derivative during the same periods in 2020.
Marketable Equity Securities
The Company’s marketable equity securities consist entirely of its investment in the ordinary shares of Huuuge, Inc., a foreign-based independent mobile game developer, which completed its initial public offering and became listed on the Warsaw Stock Exchange in the first quarter of 2021. The Company had carried the investment at cost in other assets on the Company’s consolidated balance sheets in prior fiscal years. The cost basis of the investment was immaterial. The fair value of the marketable equity securities was based on the quoted market price of Huuuge, Inc.’s ordinary shares as of September 30, 2021, and therefore was classified as a Level 1 fair value measurement. For the three and nine months ended September 30, 2021, the Company recorded a total unrealized gain of $0.4 million and $5.2 million, respectively, in other income (expense), net in the Company’s condensed consolidated statements of operations as a result of remeasuring the investment to fair value.
The following table presents a reconciliation of the Company’s financial asset and liability measured at fair value as of September 30, 2021 using significant unobservable inputs (Level 3), and the change in fair value (in thousands):

	Embedded Derivative	Convertible Security
Balance as of December 31, 2020	$5,680	$46,500
Addition related to the issuance of term loans in February 2021	5,630	—
Extinguishment of term loans in February 2021	(1,130)	—
Change in fair value recognized in earnings	7,640	3,500
Settlements	(17,820)	(25,000)
Transfers	—	(25,000)

Balance as of September 30, 2021	$—	$—

3. Fair Value Measurements
The following table sets forth the Company’s financial instruments that were measured at fair value by level within the fair value hierarchy on a recurring basis as of the dates indicated (in thousands):

			As of December 31, 2019
	Balance Sheet Location	Total	Level 1	Level 2	Level 3
Financial Asset:
Money market funds	Cash and cash equivalents	$340,532	$340,532	$—	$—

Financial Liability:
Interest rate swap	Accrued liabilities	$5,336	$—	$5,336	$—

			As of December 31, 2020
	Balance Sheet Location	Total	Level 1	Level 2	Level 3
Financial Assets:
Money market funds	Cash and cash equivalents	$6,413	$6,413	$—	$—
Embedded derivative	Long-term debt	5,680	—	—	5,680

Total financial assets		$12,093	$6,413	$—	$5,680

Financial Liability:
Convertible security	Deferred acquisition costs, current	$46,500	$—	$—	$46,500
Convertible Security
In November 2020, the Company issued a convertible security as part of the consideration exchanged for certain mobile game Apps acquired from an independent foreign-based mobile game developer, as discussed in Note 6. The Company has elected to account for the convertible security using the fair value option. Under the fair value option, the financial liability is initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The fair value of the convertible security was determined using the probability-weighted expected return method (“PWERM”). This valuation methodology is based on unobservable estimates and judgements, and therefore is classified as a Level 3 fair value measurement. The significant unobservable input used in the fair value measurement of the convertible security is the expected timing of occurrence of an IPO, which was estimated to be 50% and 25% probable of occurring in the first and second half of 2021, respectively, as of December 31, 2020. Fair value measurements are highly sensitive to changes in this input and significant changes in this input would result in a significantly higher or lower fair value. The fair value of the convertible security was determined to be $45 million as of the issuance date. For the year ended December 31, 2020, the Company recorded a total loss of $1.5 million in other income (expense), net in the Company’s consolidated statements of operations due to the change in fair value of the convertible security. The convertible security is included in deferred acquisition costs, current, in the Company’s consolidated balance sheets.
Embedded Derivative
Loans issued under the Credit Agreement contain certain interest adjustment feature that was determined to be an embedded derivative requiring bifurcation and separate accounting, as discussed in Note 9. The embedded derivative was initially valued and remeasured using a “with-and-without”

method. The “with-and-without” methodology involves valuing the whole instrument with and without the embedded derivative using a discounted cash flow approach. The difference of the estimated fair value between the instrument with the embedded derivative and the instrument without the embedded derivative is the fair value of the embedded derivative. This valuation methodology is based on unobservable estimates and judgements, and therefore is classified as a Level 3 fair value measurement. The significant unobservable input used in the fair value measurement of the embedded derivative is the expected timing of occurrence of an IPO, which was estimated to be 50% and 25% probable of occurring in the first and second half of 2021, respectively, as of December 31, 2020. Fair value measurements are highly sensitive to changes in these inputs and significant changes in these inputs would result in a significantly higher or lower fair value. The fair value of the embedded derivative was determined to be nominal as of the respective loan issuance dates. For the year ended December 31, 2020, the Company recorded a total gain of $5.7 million in other income (expense), net in the Company’s consolidated statements of operations due to the change in fair value of the embedded derivative.
The following table presents a reconciliation of the Company’s financial asset and liability measured at fair value as of December 31, 2020 using significant unobservable inputs (Level 3), and the change in fair value (in thousands):

	Embedded Derivative	Convertible Security

Balance as of December 31, 2019	$—	$—
Initial fair value recognition	—	45,000
Change in fair value recognized in earnings	5,680	1,500

Balance as of December 31, 2020	$5,680	$46,500